FORM N-SAR-U
                                  ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:                           /  /        (a)

or fiscal year ending:                                      12/31/97      (b)

Is this a transition report?:(Y/N)                               N
                                                               -----
Is this an amendment to a previous filing? (Y/N)                 N
                                                               -----

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.


1.    A.    Registrant Name:         First Investors Single Payment and Periodic
                                     Payment Plans for Investment in First
                                     Investors Insured Tax Exempt Fund, Inc.

      B.    File Number:             811-2691

      C.    Telephone Number:
                                     (212) 858-8000

2.    A.    Street:                  95 Wall Street

      B.    City:  New York          C.  State: New York   D. Zip Code: 10005    Zip Ext:

      E.    Foreign Country:                                                     Foreign Postal Code:


3.          Is this the first filing on this form by Registrant? (Y/N)                    N
                                                                                   ---------------

4.          Is this the last filing on this form by Registrant? (Y/N)                     N
                                                                                   ---------------

5.          Is Registrant a small business investment company (SBIC)? (Y/N)
            [If answer is "Y" (Yes), complete only items 89 through 110.]                 N
                                                                                   ---------------

6.          Is Registrant a unit investment  trust (UIT)?  (Y/N) Y [If answer is          Y
            "Y" (Yes), complete only items 111 through 132.]                       ---------------

7.    A.    Is Registrant a series or multiple portfolio  company?  (Y/N) [If
            answer is "N" (No), go to item 8.]                                     ---------------

      B.    How many separate series or portfolios did Registrant have at the
            end of the period?                                                     ---------------






                                                     ---------------------------
                                                     If filing more than one
            For period ending     12/31/97           Page 50, "X" box: [_]
                                                     ---------------------------

            File number  811-     2691


123.      [/]    State the total value of the  additional  units  considered  in
                 answering item 122 ($000's omitted)                                 $
                                                                                      -------------

124.      [/]    State the total value of units of prior series that were placed in the  portfolios  of  subsequent  series  during the  current period  (the value of these units is to be measured on the date
                 they were placed in the subsequent series) ($000's omitted)         $
                                                                                      -------------
125.      [/]    State the total dollar amount of sales loads collected  (before reallowances  to other  brokers  or  dealers)  by  Registrant's
                 principal   underwriter  and  any   underwriter   which  is  an
                 affiliated  person  of the  principal  underwriter  during  the current  period  solely from the sale of units of all series of
                 Registrant ($000's omitted)                                         $     87
                                                                                      -------------
126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's  units
         (include the sales loads, if any,  collected on units of a prior series
         placed in the portfolio of a subsequent  series.)  ($000's omitted)         $      0
                                                                                      -------------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                     Number of         Total Assets        Total Income
                                                                      Series             ($000's          Distributions
                                                                     Investing           Omitted         (000'S omitted)
                                                                     ---------           -------         ---------------
A.       U.S. Treasury direct issue                                                      $                  $
                                                                     ---------           --------           ---------
B.       U.S. Government agency                                                          $                  $
                                                                     ---------           --------           ---------

C.       State and municipal tax-free                                                    $                  $
                                                                     ---------           --------           ---------

D.       Public utility debt                                                             $                  $
                                                                     ---------           --------           ---------


E.       Brokers or dealers debt or debt of brokers' or
         dealers' parent                                                                 $                  $
                                                                     ---------           --------           ---------

F.       All other corporate intermed. & long-term
         debt                                                                            $                  $
                                                                     ---------           --------           ---------


G.       All other corporate short-term debt                                             $                  $
                                                                     ---------           --------           ---------

H.       Equity securities of brokers or dealers or parents of
         brokers or dealers                                                              $                  $
                                                                     ---------           --------           ---------

I.       Investment company equity securities                             1              $ 45,034           $ 2,294
                                                                     ---------           --------           ---------

J.       All other equity securities                                                     $                  $
                                                                     ---------           --------           ---------

K.       Other securities                                                                $                  $
                                                                     ---------           --------           ---------

L.       Total assets of all series of registrants                                       $ 45,034           $
                                                                     ---------           --------           ---------

                                                  ---------------------------
                                                  If filing more than one
            For period ending     12/31/97        Page 50, "X" box: [  ]
                                                  ---------------------------

            File number  811-     2691



128.     [/]     Is the timely  payment of principal  and interest on any of the portfolio  securities held by any of Registrant's series at the end of the  current  period  insured  or  guaranteed  by an
                 entity other than the issuer? (Y/N)                                      --------------
                                                                                          Y/N

129.     [/]     Is the  issuer  of  any  instrument  covered  in  item  128 delinquent or in default as to payment of principal or interest
                 at the end of the current period? (Y/N)                                  --------------
                                                                                          Y/N
                 [If answer is "N" (No), go to item 131.]

130.     [/]     In  computations of NAV or offering price per unit, is any part of the value  attributed to instruments  identified in item 129
                 derived from insurance or  guarantees?  (Y/N)                            --------------
                                                                                          Y/N
                 [If answer is "N" (No), go to item 131.]

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted)                                                $      78
                                                                                          --------------

132.     [/]     List the "811"  (Investment  Company Act of 1940)  registration number for all Series of Registrant  that are being included in this filing

811-           811-           811-           811-           811-
    ----------     ----------     ----------     ----------     -----------

811-           811-           811-           811-           811-
    ----------     ----------     ----------     ----------     -----------

811-           811-           811-           811-           811-
    ----------     ----------     ----------     ----------     -----------


         This report is signed on behalf of the depositor in the City and State of New York on the 24rd day of February, 1998.


                                          FIRST INVESTORS CORPORATION
                                          Depositor



Witness    /s/larry R. Lavoie             By  /s/marvin M. Hecker
           ------------------                 -------------------
           Larry R. Lavoie                    Marvin M. Hecker
           Secretary                          President